Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of comprehensive income

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Income (loss) before income tax expenses
PRC entities	2,919,350	3,494,192	4,265,759
Non-PRC entities	(28,172)	(959,721)	(57,648)
Total	2,891,178	2,534,471	4,208,111

Current income tax expenses
PRC entities	(402,012)	(379,130)	(684,086)
Non-PRC entities	(9,880)	(48,931)	(30,565)
Total	(411,892)	(428,061)	(714,651)

Deferred income tax benefit (expenses)
PRC entities	(3,919)	(25,081)	63,582
Non-PRC entities	—	(24,565)	104,447
Total	(3,919)	(49,646)	168,029

Income tax expenses
PRC entities	(405,931)	(404,211)	(620,504)
Non-PRC entities	(9,880)	(73,496)	73,882
Total	(415,811)	(477,707)	(546,622)

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	For the year ended December 31,
	2017	2018	2019

PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax benefit	13.2%	16.5%	8.9%
Effect of different tax rates available to different jurisdictions (i)	(0.3)%	(10.1)%	10.9%
Permanent differences (ii)	(1.8)%	(3.5)%	(1.3)%
Change in valuation allowance	(2.3)%	(1.6)%	(11.2)%
Effect of Super Deduction available to the Group	1.8%	4.9%	4.7%
Effective income tax rate	(14.4)%	(18.8)%	(13.0)%

Per ADS effect of tax holiday (RMB)	4.71	5.35	6.59
Per share effect of tax holiday (RMB)	0.24	0.27	0.33
(i)	The effect of different tax rates available to different jurisdictions was mainly due to the fair value loss on derivative liabilities incurred by Huya whose applicable tax rate is zero for the year ended December 31, 2018. The effect of different tax rates available to different jurisdictions was mainly due to the re-measurement gain of the previously held equity interest in Bigo on the acquisition date incurred by Duowan BVI whose applicable tax rate is zero for the year ended December 31, 2019.
(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2018	2019
	RMB	RMB

Deferred tax assets:
Tax loss carried forward	148,899	707,744
Allowance for doubtful receivable, accrued expense and others not currently deductible for tax purposes	84,249	173,512
Deferred revenue	36,007	90,959
Impairment of investment	17,180	19,280
Others	753	2,725
Valuation allowance (i)	(175,793)	(722,280)

Amounts offset by deferred tax liabilities	(40,461)	(144,305)

Total deferred tax assets, net	70,834	127,635

Deferred tax liabilities:
Related to the fair value changes of investments	61,658	70,517
Related to acquired intangible assets	1,531	323,466
Others	4,777	14,961

Amounts offset by deferred tax assets	(40,461)	(144,305)

Total deferred tax liabilities, net	27,505	264,639
(i)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Summary of valuation allowance

Movement of valuation allowance

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Balance at beginning of the year	(80,712)	(135,505)	(175,793)
Additions	(78,978)	(113,597)	(585,557)
Reversals	24,185	73,309	39,070
Balance at end of the year	(135,505)	(175,793)	(722,280)